Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Entity Central Index Key	0000880859
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2023
Document Effective Date	Feb. 28, 2023
Prospectus Date	Feb. 28, 2023
INVESCO International Core Equity Fund | Class A
Prospectus:
Trading Symbol	IBVAX
INVESCO International Core Equity Fund | Class C
Prospectus:
Trading Symbol	IBVCX
INVESCO International Core Equity Fund | Class R
Prospectus:
Trading Symbol	IIBRX
INVESCO International Core Equity Fund | Investor Class
Prospectus:
Trading Symbol	IIBCX
INVESCO International Core Equity Fund | CLASS R5
Prospectus:
Trading Symbol	IBVIX
INVESCO International Core Equity Fund | Class Y
Prospectus:
Trading Symbol	IBVYX
INVESCO International Core Equity Fund | Class R6
Prospectus:
Trading Symbol	IBVFX
Invesco EQV Asia Pacific Equity Fund | Class A
Prospectus:
Trading Symbol	ASIAX
Invesco EQV Asia Pacific Equity Fund | Class C
Prospectus:
Trading Symbol	ASICX
Invesco EQV Asia Pacific Equity Fund | Class Y
Prospectus:
Trading Symbol	ASIYX
Invesco EQV European Equity Fund | Class A
Prospectus:
Trading Symbol	AEDAX
Invesco EQV European Equity Fund | Class C
Prospectus:
Trading Symbol	AEDCX
Invesco EQV European Equity Fund | Class R
Prospectus:
Trading Symbol	AEDRX
Invesco EQV European Equity Fund | Investor Class
Prospectus:
Trading Symbol	EGINX
Invesco EQV European Equity Fund | Class Y
Prospectus:
Trading Symbol	AEDYX
Invesco EQV International Equity Fund | Class A
Prospectus:
Trading Symbol	AIIEX
Invesco EQV International Equity Fund | Class C
Prospectus:
Trading Symbol	AIECX
Invesco EQV International Equity Fund | Class R
Prospectus:
Trading Symbol	AIERX
Invesco EQV International Equity Fund | CLASS R5
Prospectus:
Trading Symbol	AIEVX
Invesco EQV International Equity Fund | Class Y
Prospectus:
Trading Symbol	AIIYX
Invesco EQV International Equity Fund | Class R6
Prospectus:
Trading Symbol	IGFRX
Supplement | INVESCO International Core Equity Fund | Class A
Prospectus:
Trading Symbol	IBVAX
Supplement | INVESCO International Core Equity Fund | Class C
Prospectus:
Trading Symbol	IBVCX
Supplement | INVESCO International Core Equity Fund | Class R
Prospectus:
Trading Symbol	IIBRX
Supplement | INVESCO International Core Equity Fund | Investor Class
Prospectus:
Trading Symbol	IIBCX
Supplement | INVESCO International Core Equity Fund | CLASS R5
Prospectus:
Trading Symbol	IBVIX
Supplement | INVESCO International Core Equity Fund | Class Y
Prospectus:
Trading Symbol	IBVYX
Supplement | INVESCO International Core Equity Fund | Class R6
Prospectus:
Trading Symbol	IBVFX